Inventories (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Total inventories	$ 798,273		$ 304,012
Copa Di Vino Corporation [Member]
Raw materials		$ 236,994	184,950		$ 319,906
Finished goods		326,995	314,791		420,914
Total inventories		$ 563,989	$ 499,741	$ 499,741	$ 740,820